Consolidated statements of financial position - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Assets
Goodwill		$ 961	$ 969
Deferred acquisition costs and other intangible assets		20,345	17,476
Property, plant and equipment		893	1,065
Reinsurers' share of insurance contract liabilities	[1]	46,595	13,856
Deferred tax assets		4,858	4,075
Current tax recoverable		444	492
Accrued investment income		1,427	1,641
Other debtors		3,171	2,054
Investment properties		23	25
Investment in joint ventures and associates accounted for using the equity method		1,962	1,500
Loans		14,588	16,583
Equity securities and holdings in collective investment schemes	[2]	278,635	247,281
Debt securities	[2]	125,829	134,570
Derivative assets		2,599	1,745
Other investments	[2]	1,867	1,302
Deposits		3,882	2,615
Cash and cash equivalents		8,018	6,965
Total assets		516,097	454,214
Equity
Shareholders' equity		20,878	19,477
Non-controlling interests		1,241	192
Total equity		22,119	19,669
Liabilities
Insurance contract liabilities		436,787	380,143
Investment contract liabilities with discretionary participation features		479	633
Investment contract liabilities without discretionary participation features		3,980	4,902
Unallocated surplus of with-profits funds		5,217	4,750
Core structural borrowings of shareholder-financed businesses		6,633	5,594
Operational borrowings		2,444	2,645
Obligations under funding, securities lending and sale and repurchase agreements		9,768	8,901
Net asset value attributable to unit holders of consolidated investment funds		5,975	5,998
Deferred tax liabilities		6,075	5,237
Current tax liabilities		280	396
Accruals, deferred income and other creditors		15,508	14,488
Provisions		350	466
Derivative liabilities		482	392
Total liabilities		493,978	434,545
Total equity and liabilities		$ 516,097	$ 454,214

[1]	At 31 December 2020, reinsurers’ share of insurance contract liabilities included $27.3 billion in respect of the reinsurance of substantially all of Jackson’s in-force fixed and fixed index annuity liabilities to Athene Life Re Ltd, as discussed in note D1.1.
[2]	Included within equity securities and holdings in collective investment schemes, debt securities and other investments as at 31 December 2020 are $2,007 million of lent securities and assets subject to repurchase agreements (31 December 2019: $90 million of lent securities only).